Shareholder Fees (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage California Limited-Term Tax-Free fund))	0 Months Ended
Nov. 01, 2011
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%